Annual Total Returns [BarChart] - Voya GNMA Income Fund - Class A	Jul. 31, 2021
Bar Chart Table:
2011	7.43%
2012	2.87%
2013	(1.84%)
2014	4.93%
2015	1.60%
2016	1.64%
2017	1.52%
2018	0.85%
2019	5.21%
2020	3.76%